T. ROWE PRICE Institutional Long Duration Credit Fund
February 28, 2023 (Unaudited)
1
Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
CORPORATE BONDS 67.0%
Banking 12.0%
Australia & New Zealand Banking
Group, 6.742%, 12/8/32 (1) 200 207
Bank of America, VR, 2.676%,
6/19/41 (2)(3) 200 138
Bank of America, VR, 3.824%,
1/20/28 (3) 100 94
Bank of America, VR, 4.33%,
3/15/50 (3) 305 258
Barclays, VR, 7.437%, 11/2/33 (3) 200 215
BNP Paribas, VR, 2.871%, 4/19/32 (1)
(3) 200 161
Capital One Financial, VR, 3.273%,
3/1/30 (3) 250 216
Citigroup, 4.65%, 7/30/45  280 248
Goldman Sachs Group, 2.60%, 2/7/30  100 84
Goldman Sachs Group, 4.75%,
10/21/45  315 283
HSBC Holdings, 7.625%, 5/17/32  155 168
JPMorgan Chase, 5.625%, 8/16/43  205 204
JPMorgan Chase, VR, 3.882%,
7/24/38 (3) 430 358
Lloyds Banking Group, 4.344%, 1/9/48  200 155
M&T Bank, Series F, VR, 5.125% (3)(4) 140 130
Morgan Stanley, 4.30%, 1/27/45  150 129
Morgan Stanley, VR, 3.971%,
7/22/38 (3) 200 169
NatWest Group, VR, 6.016%,
3/2/34 (3) 250 250
Standard Chartered, VR, 6.301%,
1/9/29 (1)(3) 200 204
Sumitomo Mitsui Financial Group,
5.766%, 1/13/33  200 201
UBS Group, VR, 3.179%, 2/11/43 (1)
(3) 200 145
Wells Fargo, VR, 2.393%, 6/2/28 (3) 150 132
Wells Fargo Bank, 6.60%, 1/15/38  250 273
4,422
Basic Industry 2.5%
Dow Chemical, 4.80%, 5/15/49  190 162
Ecolab, 2.70%, 12/15/51  300 190
Ecolab, 3.70%, 11/1/46  30 23
International Paper, 4.35%, 8/15/48 (2) 139 118
Newmont, 5.45%, 6/9/44  195 189
Nucor, 4.40%, 5/1/48  75 65
Southern Copper, 5.25%, 11/8/42  200 187
934
Brokerage Assetmanagers
Exchanges 0.5%
Nasdaq, 3.95%, 3/7/52  220 169
169
Capital Goods 3.2%
L3Harris Technologies, 4.854%,
4/27/35  280 266
Martin Marietta Materials, 4.25%,
12/15/47  305 253
Masco, 4.50%, 5/15/47 (2) 360 293
Par/Shares $ Value
(Amounts in 000s)
‡
Raytheon Technologies, 4.45%,
11/16/38  145 132
Vulcan Materials, 4.50%, 6/15/47  130 111
Waste Connections, 2.95%, 1/15/52  175 115
1,170
Communications 10.0%
AT&T, 3.50%, 6/1/41  200 150
AT&T, 3.80%, 12/1/57  653 456
Charter Communications Operating,
3.70%, 4/1/51  200 122
Charter Communications Operating,
5.75%, 4/1/48  425 354
Comcast, 2.45%, 8/15/52  350 208
Comcast, 3.90%, 3/1/38  150 129
Comcast, 4.049%, 11/1/52  305 244
Cox Communications, 2.95%,
10/1/50 (1) 230 144
Crown Castle, 4.75%, 5/15/47  185 157
Rogers Communications, 4.35%,
5/1/49  175 136
Rogers Communications, 4.50%,
3/15/42 (1) 160 132
Rogers Communications, 5.00%,
3/15/44  150 129
T-Mobile USA, 5.05%, 7/15/33  250 241
Time Warner Cable, 5.875%, 11/15/40  200 178
Verizon Communications, 2.987%,
10/30/56  886 539
Videotron, 5.125%, 4/15/27 (1) 70 65
Vodafone Group, 4.875%, 6/19/49  230 200
Warnermedia Holdings, 5.05%,
3/15/42 (1) 135 109
3,693
Consumer Cyclical 2.4%
Amazon.com, 4.95%, 12/5/44  250 245
AutoZone, 4.75%, 2/1/33  250 238
Best Buy, 1.95%, 10/1/30  200 157
Home Depot, 4.40%, 3/15/45  200 177
McDonald's, 4.20%, 4/1/50  90 74
891
Consumer Non-Cyclical 10.6%
AbbVie, 4.25%, 11/21/49  235 196
AbbVie, 4.50%, 5/14/35  200 185
Altria Group, 5.80%, 2/14/39  140 129
Amgen, 5.65%, 3/2/53  125 124
Anheuser-Busch, 4.90%, 2/1/46  380 349
Anheuser-Busch InBev Worldwide,
5.45%, 1/23/39  305 304
Astrazeneca Finance, 4.875%, 3/3/33  200 199
Banner Health, 2.913%, 1/1/51  115 76
Becton Dickinson & Company, 4.669%,
6/6/47  200 176
Biogen, 3.15%, 5/1/50  270 178
Centra Health, 4.70%, 1/1/48  190 164
Cigna Group, 3.875%, 10/15/47  370 282
CommonSpirit Health, 3.91%, 10/1/50  170 129
CommonSpirit Health, 4.187%,
10/1/49  135 108
CVS Health, 4.125%, 4/1/40  130 107

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
CVS Health, 5.05%, 3/25/48  465 417
Hackensack Meridian Health, 4.211%,
7/1/48  170 148
HCA, 4.375%, 3/15/42 (1) 80 64
Reynolds American, 5.70%, 8/15/35  150 136
Reynolds American, 5.85%, 8/15/45  200 173
Tyson Foods, 5.10%, 9/28/48  195 176
West Virginia United Health System
Obligated Group, Series 2018, 4.924%,
6/1/48  95 85
3,905
Electric 7.5%
American Electric Power, 5.625%,
3/1/33  250 250
Appalachian Power, 6.375%, 4/1/36  145 151
Berkshire Hathaway Energy, 6.125%,
4/1/36  300 318
Commonwealth Edison, 5.30%, 2/1/53  40 40
Dominion Energy, Series F, 5.25%,
8/1/33  195 190
Duke Energy, 3.75%, 9/1/46  130 96
El Paso Electric, 5.00%, 12/1/44  110 99
Exelon, 4.10%, 3/15/52  170 134
Florida Power & Light, 2.875%,
12/4/51  130 86
Kentucky Utilities, 4.375%, 10/1/45  200 170
Louisville Gas & Electric, 4.375%,
10/1/45  100 84
NextEra Energy Capital Holdings,
3.00%, 1/15/52  45 29
NextEra Energy Capital Holdings,
5.25%, 2/28/53  85 80
Pacific Gas & Electric, 6.15%, 1/15/33  150 148
Pennsylvania Electric, 6.15%, 10/1/38  165 163
San Diego Gas & Electric, Series TTT,
4.10%, 6/15/49  55 45
Southern, 4.25%, 7/1/36  430 372
Southern California Edison, Series C,
4.125%, 3/1/48  150 119
Vistra Operations, 4.30%, 7/15/29 (1) 225 202
2,776
Energy 5.6%
Diamondback Energy, 4.25%, 3/15/52  170 127
Enbridge Energy Partners, 7.375%,
10/15/45  120 135
Energy Transfer, 6.50%, 2/1/42  195 194
Kinder Morgan Energy Partners,
6.95%, 1/15/38  195 207
MPLX, 5.65%, 3/1/53  300 276
Southern Natural Gas, 4.80%,
3/15/47 (1) 205 171
Spectra Energy Partners, 5.95%,
9/25/43  115 111
Suncor Energy, 4.00%, 11/15/47  310 242
Targa Resources, 4.95%, 4/15/52  80 64
Targa Resources, 6.50%, 2/15/53  100 98
Transcanada Trust, VR, 5.30%,
3/15/77 (3) 120 106
Transcontinental Gas Pipe Line, 4.60%,
3/15/48  275 233
Par/Shares $ Value
(Amounts in 000s)
‡
Williams, 4.85%, 3/1/48  100 85
2,049
Finance Companies 0.6%
AerCap Ireland Capital, 3.40%,
10/29/33  300 232
232
Insurance 5.6%
Chubb INA Holdings, 2.85%,
12/15/51 (2) 100 68
Elevance Health, 4.375%, 12/1/47  355 301
Elevance Health, 5.125%, 2/15/53  100 95
Equitable Holdings, 5.594%, 1/11/33  100 99
Humana, 5.50%, 3/15/53  75 73
Jackson Financial, 4.00%, 11/23/51  300 200
Liberty Mutual Group, 4.85%,
8/1/44 (1) 180 154
Principal Financial Group, 6.05%,
10/15/36  235 244
Teachers Insurance & Annuity Assn. of
America, 4.90%, 9/15/44 (1) 200 185
UnitedHealth Group, 3.50%, 8/15/39  300 245
UnitedHealth Group, 5.875%, 2/15/53  350 377
2,041
Miscellaneous 0.6%
Ally Financial, 8.00%, 11/1/31  200 217
217
Natural Gas 0.8%
NiSource, 3.95%, 3/30/48  260 201
Sempra Energy, 4.00%, 2/1/48  120 93
294
Real Estate Investment Trusts 1.0%
Alexandria Real Estate Equities, 4.75%,
4/15/35  70 66
Essex Portfolio, 4.50%, 3/15/48  130 108
National Retail Properties, 4.80%,
10/15/48  235 199
373
Technology 3.3%
Apple, 2.95%, 9/11/49  400 286
Fiserv, 4.40%, 7/1/49  185 150
Fiserv, 5.60%, 3/2/33  85 85
Microsoft, 2.921%, 3/17/52  250 180
Oracle, 3.95%, 3/25/51  350 252
Oracle, 5.55%, 2/6/53  105 96
Workday, 3.80%, 4/1/32 (2) 200 176
1,225
Transportation 0.8%
Burlington Northern Santa Fe, 5.05%,
3/1/41  75 72
Canadian Pacific Railway, 3.10%,
12/2/51  125 85
CSX, 4.30%, 3/1/48  140 119
276
Total Corporate Bonds (Cost
$29,751) 24,667

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 2.4%
Owned No Guarantee 0.7%
Petroleos Mexicanos, 5.50%, 6/27/44  175 104
Petroleos Mexicanos, 7.69%,
1/23/50 (2) 200 142
246
Sovereign 1.7%
Republic of Panama, 4.50%, 1/19/63  200 143
State of Qatar, 4.40%, 4/16/50 (1) 200 180
United Mexican States, 4.40%, 2/12/52  400 304
627
Total Foreign Government
Obligations & Municipalities (Cost
$1,095) 873
MUNICIPAL SECURITIES 5.2%
Florida 0.9%
Florida Dev. Finance, Nova
Southeastern Univ., Series B, 4.109%,
4/1/50  125 93
Miami-Dade County Transit System,
Series B, Build America, 5.624%,
7/1/40  200 207
Miami-Dade County Water & Sewer
System, Series C, 3.49%, 10/1/42  25 20
320
Georgia 0.6%
Municipal Electric Auth. of Georgia,
Build America, Vogtle Units, 6.655%,
4/1/57  193 213
213
Illinois 0.2%
Illinois Municipal Electric Agency, Build
America, 6.832%, 2/1/35  75 82
82
Louisiana 0.2%
Louisiana Local Government
Environmental Fac., CDA, Series A,
4.475%, 8/1/39  90 85
85
Maryland 0.3%
Maryland Economic Development,
Seagirt Marine Terminal, Series B,
4.75%, 6/1/42  150 122
122
Massachusetts 0.8%
Massachusetts Bay Transportation
Auth., Build America, 5.869%, 7/1/40  115 124
Massachusetts Water Resources Auth.,
Series C, 2.823%, 8/1/41  200 156
280
Minnesota 0.3%
Western Minnesota Municipal Power
Agency, Series A, 3.156%, 1/1/39  150 125
125
Par/Shares $ Value
(Amounts in 000s)
‡
Tennessee 0.2%
Metropolitan Government Nashville &
Davidson County Health & Ed. Facs,
Vanderbilt Univ. Medical, Series B,
3.235%, 7/1/52  85 56
56
Texas 1.4%
Central Texas Regional Mobility Auth.,
Series E, 3.167%, 1/1/41  150 114
Central Texas Turnpike System,
Series C, 3.029%, 8/15/41  105 77
Dallas/Fort Worth Int'l Airport,
Series A, 2.994%, 11/1/38  280 233
Texas Private Activity Bond Surface
Transportation, North Tarrant Express,
Series B, 3.922%, 12/31/49  125 98
522
Virginia 0.3%
Virginia Commonwealth Univ. Health
System Auth., Series A, 4.956%,
1/1/44  105 101
101
Total Municipal Securities (Cost
$2,268) 1,906
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 23.1%
U.S. Treasury Obligations 23.1%
U.S. Treasury Bonds, 1.75%, 8/15/41  620 429
U.S. Treasury Bonds, 2.00%, 8/15/51  90 61
U.S. Treasury Bonds, 2.25%, 2/15/52  1,040 742
U.S. Treasury Bonds, 2.375%, 2/15/42  75 58
U.S. Treasury Bonds, 2.50%, 2/15/45  85 65
U.S. Treasury Bonds, 3.00%, 8/15/52  1,280 1,077
U.S. Treasury Bonds, 3.375%, 8/15/42  4,855 4,369
U.S. Treasury Bonds, 3.625%, 2/15/53  115 109
U.S. Treasury Bonds, 4.00%, 11/15/52  1,175 1,196
U.S. Treasury Notes, 1.875%, 2/15/32  20 17
U.S. Treasury Notes, 2.75%, 8/15/32  450 409
Total U.S. Government Agency
Obligations (Excluding Mortgage-
Backed) (Cost $8,959) 8,532
SHORT-TERM INVESTMENTS 3.3%
Money Market Funds 3.3%
T. Rowe Price Government Reserve
Fund, 4.60% (5)(6) 1,213 1,213
Total Short-Term Investments (Cost
$1,213) 1,213

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SECURITIES LENDING COLLATERAL 2.0%
INVESTMENTS IN A POOLED
ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE
STREET BANK 2.0%
Money Market Funds 2.0%
T. Rowe Price Government Reserve
Fund, 4.60% (5)(6) 746 746
Total Investments in a Pooled
Account through Securities Lending
Program with State Street Bank 746
Total Securities Lending Collateral
(Cost $746) 746
Total Investments in
Securities 103.0%
(Cost $44,032) $ 37,937
Other Assets Less Liabilities (3.0)% (1,101)
Net Assets 100.0% $ 36,836
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $2,123 and represents
5.8% of net assets.
(2) All or a portion of this security is on loan at February 28, 2023.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(4) Perpetual security with no stated maturity date.
(5) Seven-day yield
(6) Affiliated Companies
CDA Community Development Administration/Authority
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Institutional Long Duration Credit Fund

(Amounts in 000s)
SWAPS 0.3%
Description
Notional
Amount $ Value
Initial
$ Value
**
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.3%
Credit Default Swaps, Protection Sold 0.3%
Protection Sold (Relevant Credit: Markit CDX.NA.HY-S39, 5 Year Index), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/27 3,000 74 (84) 158
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S39, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 12/20/27 3,200 39 15 24
Total Centrally Cleared Credit Default Swaps, Protection Sold 182
Total Centrally Cleared Swaps 182
Net payments (receipts) of variation margin to date (186)
Variation margin receivable (payable) on centrally cleared swaps $ (4)
** Includes interest purchased or sold but not yet collected of less than $1.

T. ROWE PRICE Institutional Long Duration Credit Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 7 U.S. Treasury Long Bond contracts 6/23 877 $ (4)
Long, 4 U.S. Treasury Notes five year contracts 6/23 428 (1)
Short, 8 U.S. Treasury Notes ten year contracts 6/23 (893) 1
Net payments (receipts) of variation margin to date 3
Variation margin receivable (payable) on open futures contracts $ (1)

T. ROWE PRICE Institutional Long Duration Credit Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.60% $ — $ — $ 12++
Totals $ —# $ — $ 12+
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
02/28/23
T. Rowe Price Government Reserve Fund, 4.60% $ 419  ¤  ¤ $ 1,959
Total $ 1,959^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++
Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+
Investment income comprised $12 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $1,959.

T. ROWE PRICE Institutional Long Duration Credit Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Long Duration Credit Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of
Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a

T. ROWE PRICE Institutional Long Duration Credit Fund

significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
SUBSEQUENT EVENT
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
E151-054Q3 02/23
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 35,978 $ — $ 35,978
Short-Term Investments 1,213 — — 1,213
Securities Lending Collateral 746 — — 746
Total Securities 1,959 35,978 — 37,937
Swaps* — 182 — 182
Futures Contracts* 1 — — 1
Total $ 1,960 $ 36,160 $ — $ 38,120
Liabilities
Futures Contracts* $ 5 $ — $ — $ 5
1
Includes Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.